UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 13, 2009

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $1,409,787 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcon, Inc.                    COM              H01301102    15627   171900 SH       SOLE                    73500             98400
Alliance Data Systems Corporat COM              018581108    41901  1134000 SH       SOLE                   456300            677700
Amazon.com, Inc.               COM              023135106    43377   590652 SH       SOLE                   272350            318302
American Superconductor Corpor COM              030111108     1331    76900 SH       SOLE                                      76900
American Tower Corporation     COM              029912201    34724  1141100 SH       SOLE                   494050            647050
Amylin Pharmaceuticals, Inc.   COM              032346108      365    31100 SH       SOLE                                      31100
Apple Inc.                     COM              037833100    87513   832503 SH       SOLE                   375633            456870
Baidu, Inc.                    COM              056752108    13620    77125 SH       SOLE                    36590             40535
Best Buy Co., Inc.             COM              086516101    16651   438650 SH       SOLE                   190700            247950
BlackRock, Inc.                COM              09247X101    65884   506646 SH       SOLE                   208400            298246
Blue Nile, Inc.                COM              09578R103    40243  1334750 SH       SOLE                   556850            777900
Celgene Corporation            COM              151020104    32058   722022 SH       SOLE                   317300            404722
Cisco Systems, Inc.            COM              17275R102    31304  1866650 SH       SOLE                   808800           1057850
Coach, Inc.                    COM              189754104    27053  1619950 SH       SOLE                   651300            968650
Cognizant Technology Solutions COM              192446102    67447  3244200 SH       SOLE                  1360100           1884100
Costco Wholesale Corporation   COM              22160K105    16328   352500 SH       SOLE                   150200            202300
Covance Inc.                   COM              222816100    26562   745500 SH       SOLE                   302650            442850
Crown Castle International Cor COM              228227104      263    12900 SH       SOLE                    12900
D.R. Horton, Inc.              COM              23331A109     4948   510100 SH       SOLE                   222600            287500
Data Domain, Inc.              COM              23767P109     1265   100600 SH       SOLE                                     100600
Energy Conversion Devices, Inc COM              292659109    12214   920400 SH       SOLE                   388500            531900
Euronet Worldwide, Inc.        COM              298736109      863    66100 SH       SOLE                                      66100
F5 Networks, Inc.              COM              315616102    42023  2005850 SH       SOLE                   815150           1190700
First Solar, Inc.              COM              336433107    84550   637155 SH       SOLE                   274885            362270
Gilead Sciences, Inc.          COM              375558103    78181  1687843 SH       SOLE                   738600            949243
Google Inc.                    COM              38259P508    75236   216159 SH       SOLE                    97879            118280
Greenhill & Co., Inc.          COM              395259104    17973   243366 SH       SOLE                   106482            136884
HMS Holdings Corp.             COM              40425J101     1846    56100 SH       SOLE                      200             55900
Hologic, Inc.                  COM              436440101    21562  1647180 SH       SOLE                   656480            990700
Huron Consulting Group Inc.    COM              447462102    19889   468750 SH       SOLE                   172400            296350
IDEXX Laboratories, Inc.       COM              45168D104    18445   533400 SH       SOLE                   209900            323500
IHS Inc.                       COM              451734107     1981    48100 SH       SOLE                                      48100
Illumina, Inc.                 COM              452327109     1203    32300 SH       SOLE                                      32300
IntercontinentalExchange, Inc. COM              45865V100     1303    17500 SH       SOLE                                      17500
Intuitive Surgical, Inc.       COM              46120E602    17785   186502 SH       SOLE                    75850            110652
Itron, Inc.                    COM              465741106    10540   222600 SH       SOLE                    80600            142000
J. Crew Group, Inc.            COM              46612H402      626    47500 SH       SOLE                                      47500
J.C. Penney Company, Inc.      COM              708160106     1501    74800 SH       SOLE                                      74800
KB Home                        COM              48666K109     1645   124800 SH       SOLE                                     124800
Liberty Global, Inc.           COM              530555101      275    18886 SH       SOLE                    18886
MEMC Electronic Materials, Inc COM              552715104    24643  1494420 SH       SOLE                   594900            899520
MSCI Inc.                      COM              55354G100     9671   571900 SH       SOLE                   217400            354500
Medco Health Solutions, Inc.   COM              58405U102    34918   844650 SH       SOLE                   362550            482100
MercadoLibre, Inc.             COM              58733R102      953    51400 SH       SOLE                      600             50800
NII Holdings, Inc.             COM              62913F201    26244  1749600 SH       SOLE                   736100           1013500
Nordstrom, Inc.                COM              655664100    21948  1310300 SH       SOLE                   576900            733400
Omniture, Inc.                 COM              68212S109     2155   163400 SH       SOLE                                     163400
Ormat Technologies, Inc.       COM              686688102      533    19400 SH       SOLE                                      19400
Paychex, Inc.                  COM              704326107    33196  1293200 SH       SOLE                   529600            763600
Portfolio Recovery Associates, COM              73640Q105    20326   757300 SH       SOLE                   303850            453450
Psychiatric Solutions, Inc.    COM              74439H108    37724  2398250 SH       SOLE                   950600           1447650
QUALCOMM Incorporated          COM              747525103    82846  2129177 SH       SOLE                   949078           1180099
Quanta Services, Inc.          COM              74762E102     1725    80400 SH       SOLE                    16200             64200
SBA Communications Corporation COM              78388J106     2302    98800 SH       SOLE                    11400             87400
SPDR Trust Series 1            COM              78462F103      274     3440 SH       SOLE                     3440
Starent Networks, Corp.        COM              85528P108     1820   115200 SH       SOLE                                     115200
Stifel Financial Corp.         COM              860630102     2363    54550 SH       SOLE                    15750             38800
Strayer Education, Inc.        COM              863236105     1583     8800 SH       SOLE                      100              8700
SunPower Corporation           COM              867652109    37430  1574000 SH       SOLE                   653700            920300
United Therapeutics Corporatio COM              91307C102      806    12200 SH       SOLE                                      12200
Urban Outfitters, Inc.         COM              917047102    13150   803300 SH       SOLE                   341100            462200
VistaPrint Limited             COM              G93762204    44271  1610450 SH       SOLE                   651850            958600
eHealth, Inc.                  COM              28238P109      777    48537 SH       SOLE                                      48537
hhgregg, Inc.                  COM              42833L108      368    26000 SH       SOLE                                      26000
lululemon athletica inc.       COM              550021109     1844   212900 SH       SOLE                     1600            211300
priceline.com Incorporated     COM              741503403      725     9200 SH       SOLE                                       9200
tw telecom inc.                COM              87311L104    27087  3095700 SH       SOLE                  1304800           1790900